Significant Accounting Policies - Goodwill and Intangible Assets Other Than Goodwill, Foreign Currency and Segment Reporting (Details)	6 Months Ended		9 Months Ended
	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)
Goodwill impairment
Provision of goodwill impairment			$ 0	$ 0
Foreign currency
Gains from foreign currency translation adjustments	$ 29,222,000	$ (31,347,000)	$ 34,888,000	$ 57,670,000
Segment reporting
Number of principal business segments | segment	2		2
Minimum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	3 years		3 years
Maximum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	10 years		10 years